UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-06128)

Exact name of registrant as specified in charter:	Putnam Sustainable Leaders Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2025

Date of reporting period:	July 1, 2024 – December 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Sustainable Leaders Fund
Class A [PNOPX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$44	0.86%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$6,506,115,409
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Leaders Fund	PAGE 1	39051-STSA-0225

Putnam Sustainable Leaders Fund
Class C [PNOCX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$82	1.61%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$6,506,115,409
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Leaders Fund	PAGE 1	39051-STSC-0225

Putnam Sustainable Leaders Fund
Class R [PNORX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$57	1.11%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$6,506,115,409
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Leaders Fund	PAGE 1	39051-STSR-0225

Putnam Sustainable Leaders Fund
Class R6 [PSLGX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.54%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$6,506,115,409
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Leaders Fund	PAGE 1	39051-STSR6-0225

Putnam Sustainable Leaders Fund
Class Y [PNOYX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$31	0.61%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$6,506,115,409
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Leaders Fund	PAGE 1	39051-STSY-0225

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Sustainable Leaders
Fund

Financial Statements and Other Important Information

Semiannual | December 31, 2024

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 12/31/24 (Unaudited)
COMMON STOCKS (98.4%)*	Shares	Value
Automobiles (2.3%)
Tesla, Inc. †	365,600	$147,643,904
		147,643,904
Banks (4.3%)
Bank of America Corp.	3,215,726	141,331,158
JPMorgan Chase & Co.	579,400	138,887,974
		280,219,132
Biotechnology (0.7%)
Regeneron Pharmaceuticals, Inc. †	61,700	43,950,761
		43,950,761
Broadline retail (5.7%)
Amazon.com, Inc. †	1,675,940	367,684,477
		367,684,477
Capital markets (3.0%)
KKR & Co., Inc.	430,400	63,660,464
MSCI, Inc.	102,600	61,561,026
TPG, Inc.	1,157,131	72,714,112
		197,935,602
Chemicals (3.7%)
Eastman Chemical Co.	907,400	82,863,768
Linde PLC	229,000	95,875,430
Novozymes A/S Class B (Denmark)	1,041,104	58,995,796
		237,734,994
Construction materials (1.0%)
CRH PLC	721,600	66,762,432
		66,762,432
Consumer finance (1.5%)
Capital One Financial Corp.	563,700	100,518,984
		100,518,984
Consumer staples distribution and retail (3.6%)
Kroger Co. (The)	860,600	52,625,690
Walmart, Inc.	2,020,100	182,516,035
		235,141,725
Containers and packaging (1.1%)
Ball Corp.	1,254,200	69,144,046
		69,144,046
Electric utilities (2.7%)
Constellation Energy Corp.	380,500	85,121,655
NextEra Energy, Inc.	1,219,900	87,454,631
		172,576,286
Entertainment (1.3%)
Walt Disney Co. (The)	768,200	85,539,070
		85,539,070
Financial services (2.2%)
Mastercard, Inc. Class A	275,100	144,859,407
		144,859,407
Food products (1.4%)
Campbell’s Co. (The)	1,030,500	43,157,340
Danone SA (France)	682,252	46,106,405
		89,263,745
Ground transportation (0.5%)
Canadian Pacific Railway, Ltd. (Canada)	445,900	32,285,834
		32,285,834
Health care equipment and supplies (3.9%)
Boston Scientific Corp. †	1,523,100	136,043,292
Intuitive Surgical, Inc. †	228,600	119,320,056
		255,363,348
Health care technology (0.5%)
Veeva Systems, Inc. Class A †	151,900	31,936,975
		31,936,975

Sustainable Leaders Fund
1

COMMON STOCKS (98.4%)* cont.	Shares	Value
Hotels, restaurants, and leisure (5.1%)
Chipotle Mexican Grill, Inc. †	1,357,000	$81,827,100
Hilton Worldwide Holdings, Inc.	512,736	126,727,830
Starbucks Corp.	652,200	59,513,250
Viking Holdings, Ltd. (Bermuda) †	1,492,100	65,741,926
		333,810,106
Industrial REITs (1.3%)
Prologis, Inc. R	786,600	83,143,620
		83,143,620
Life sciences tools and services (3.5%)
Danaher Corp.	326,000	74,833,300
Mettler-Toledo International, Inc. †	48,600	59,470,848
Thermo Fisher Scientific, Inc.	174,200	90,624,066
		224,928,214
Machinery (4.3%)
Fortive Corp.	1,484,600	111,345,000
Ingersoll Rand, Inc.	881,700	79,758,582
Otis Worldwide Corp.	956,800	88,609,248
		279,712,830
Personal care products (1.4%)
Unilever PLC (United Kingdom)	1,614,323	91,958,521
		91,958,521
Pharmaceuticals (4.0%)
AstraZeneca PLC (United Kingdom)	434,654	56,670,015
Eli Lilly and Co.	174,700	134,868,400
GSK PLC (United Kingdom)	2,052,041	34,612,316
Sanofi SA (France)	365,783	35,558,044
		261,708,775
Real estate management and development (0.6%)
FirstService Corp. (Canada)	227,400	41,163,948
		41,163,948
Semiconductors and semiconductor equipment (12.5%)
Advanced Micro Devices, Inc. †	534,500	64,562,255
Analog Devices, Inc.	314,707	66,862,649
Applied Materials, Inc.	303,300	49,325,679
ASML Holding NV (NY Reg Shares) (Netherlands)	56,500	39,159,020
Broadcom, Inc.	744,900	172,697,616
NVIDIA Corp.	3,117,100	418,595,359
		811,202,578
Software (13.7%)
Cadence Design Systems, Inc. †	249,400	74,934,724
Microsoft Corp.	1,259,200	530,752,800
Roper Technologies, Inc.	214,300	111,403,855
Salesforce, Inc.	359,900	120,325,367
Synopsys, Inc. †	115,900	56,253,224
		893,669,970
Specialty retail (1.8%)
Home Depot, Inc. (The)	307,800	119,731,122
		119,731,122
Technology hardware, storage, and peripherals (10.4%)
Apple, Inc.	2,462,628	616,691,304
Seagate Technology Holdings PLC	678,000	58,518,180
		675,209,484
Textiles, apparel, and luxury goods (0.4%)
On Holding AG Class A (Switzerland) †	527,500	28,891,175
		28,891,175
Total common stocks (cost $3,450,513,433)		$6,403,691,065

2
Sustainable Leaders Fund

U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value
U.S. Treasury Notes
4.375%, 5/15/34 [i]	$771,000	$763,830
1.125%, 2/28/27 [i]	152,000	142,852
1.125%, 2/28/25 [i]	433,000	432,443
0.625%, 8/15/30 [i]	677,000	551,572
0.375%, 1/31/26 [i]	425,000	408,531
0.25%, 7/31/25 [i]	2,838,000	2,776,289
Total U.S. treasury obligations (cost $5,075,517)		$5,075,517
SHORT-TERM INVESTMENTS (1.5%)*	Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.56%L	Shares 93,150,067	$93,150,067
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% P	Shares 4,571,000	4,571,000
U.S. Treasury Bills 4.297%, 3/25/25 Δ	$400,000	396,208
Total short-term investments (cost $98,117,202)		$98,117,275
TOTAL INVESTMENTS
Total investments (cost $3,553,706,152)	$6,506,883,857
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from July 1, 2024 through December 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $6,506,115,409.
†	This security is non-income-producing.
Δ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $322,805 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
FORWARD CURRENCY CONTRACTS at 12/31/24 (aggregate face value $492,813,536) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	British Pound	Sell	3/19/25	$14,870,454	$15,065,672	$195,218
	Danish Krone	Sell	3/19/25	17,957,978	18,362,401	404,423
Barclays Bank PLC
	British Pound	Sell	3/19/25	3,838,759	3,890,529	51,770
	Canadian Dollar	Buy	1/22/25	17,018,024	17,407,169	(389,145)
	Euro	Sell	3/19/25	1,917,814	1,943,922	26,108
HSBC Bank USA, National Association
	British Pound	Sell	3/19/25	16,126,893	16,343,310	216,417
	Danish Krone	Sell	3/19/25	29,797,977	30,455,881	657,904
	Euro	Sell	3/19/25	5,889,278	5,963,813	74,535
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	1/22/25	50,572,386	54,037,498	3,465,112
	Euro	Sell	3/19/25	19,219,087	19,479,080	259,993
Morgan Stanley & Co. International PLC
	British Pound	Sell	3/19/25	7,923,001	8,057,295	134,294
	Euro	Sell	3/19/25	24,655,856	25,163,077	507,221

Sustainable Leaders Fund
3

	FORWARD CURRENCY CONTRACTS at 12/31/24 (aggregate face value $492,813,536) (Unaudited) cont.
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	State Street Bank and Trust Co.
		British Pound	Sell	3/19/25	$135,544,204	$137,315,489	$1,771,285
		Canadian Dollar	Sell	1/22/25	21,074,850	22,520,916	1,446,066
		Danish Krone	Sell	3/19/25	15,418,028	15,752,022	333,994
		Euro	Sell	3/19/25	9,629,914	9,765,736	135,822
		Swiss Franc	Sell	3/19/25	15,705,570	16,229,451	523,881
	UBS AG
		British Pound	Sell	3/19/25	654,495	663,045	8,550
		Euro	Sell	3/19/25	28,109,334	28,495,516	386,182
	WestPac Banking Corp.
		Canadian Dollar	Sell	1/22/25	12,318,905	13,161,610	842,705
		Euro	Sell	3/19/25	32,302,377	32,740,104	437,727
	Unrealized appreciation						11,879,207
	Unrealized (depreciation)						(389,145)
	Total						$11,490,062
*	The exchange currency for all contracts listed is the United States Dollar.
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$85,539,070	$—	$—
Consumer discretionary	997,760,784	—	—
Consumer staples	278,299,065	138,064,926	—
Financials	723,533,125	—	—
Health care	691,047,698	126,840,375	—
Industrials	311,998,664	—	—
Information technology	2,380,082,032	—	—
Materials	314,645,676	58,995,796	—
Real estate	124,307,568	—	—
Utilities	172,576,286	—	—
Total common stocks	6,079,789,968	323,901,097	—
U.S. treasury obligations	—	5,075,517	—
Short-term investments	4,571,000	93,546,275	—
Totals by level	$6,084,360,968	$422,522,889	$—
		Valuation inputs
	Other financial instruments:	Level 1	Level 2	Level 3
	Forward currency contracts	$—	$11,490,062	$—
	Totals by level	$—	$11,490,062	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

4
Sustainable Leaders Fund

Financial statements

Statement of assets and liabilities

12/31/24 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $3,460,556,085)	$6,413,733,790
Affiliated issuers (identified cost $93,150,067) (Note 5)	93,150,067
Dividends, interest and other receivables	4,482,110
Foreign tax reclaim	1,651,830
Receivable for shares of the fund sold	1,392,778
Unrealized appreciation on forward currency contracts (Note 1)	11,879,207
Prepaid assets	74,555
Total assets	6,526,364,337

LIABILITIES
Payable for shares of the fund repurchased	2,467,700
Payable for compensation of Manager (Note 2)	2,667,064
Payable for custodian fees (Note 2)	60,071
Payable for investor servicing fees (Note 2)	1,372,371
Payable for Trustee compensation and expenses (Note 2)	1,669,370
Payable for administrative services (Note 2)	56,773
Payable for distribution fees (Note 2)	1,324,226
Unrealized depreciation on forward currency contracts (Note 1)	389,145
Collateral on certain derivative contracts, at value (Notes 1 and 8)	9,646,517
Other accrued expenses	595,691
Total liabilities	20,248,928
Net assets	$6,506,115,409

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$3,274,666,118
Total distributable earnings (Note 1)	3,231,449,291
Total — Representing net assets applicable to capital shares outstanding	$6,506,115,409

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($5,897,837,941 divided by 48,171,609 shares)	$122.43
Offering price per class A share (100/94.25 of $122.43)*	$129.90
Net asset value and offering price per class C share ($31,469,746 divided by 369,399 shares)**	$85.19
Net asset value, offering price and redemption price per class R share ($1,599,027 divided by 13,952 shares)	$114.61
Net asset value, offering price and redemption price per class R6 share ($101,735,525 divided by 729,682 shares)	$139.42
Net asset value, offering price and redemption price per class Y share ($473,473,170 divided by 3,411,490 shares)	$138.79
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Sustainable Leaders Fund	5

Statement of operations

Six months ended 12/31/24 (Unaudited)

Investment income
Dividends (net of foreign tax of $141,532)	$29,576,757
Interest (including interest income of $3,160,131 from investments in affiliated issuers) (Note 5)	3,317,091
Total investment income	32,893,848

EXPENSES
Compensation of Manager (Note 2)	15,546,442
Investor servicing fees (Note 2)	4,150,413
Custodian fees (Note 2)	49,083
Trustee compensation and expenses (Note 2)	121,314
Distribution fees (Note 2)	7,777,152
Administrative services (Note 2)	78,125
Other	560,066
Total expenses	28,282,595
Expense reduction (Note 2)	(47,562)
Net expenses	28,235,033
Net investment income	4,658,815

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	615,986,650
Foreign currency transactions (Note 1)	(143,577)
Forward currency contracts (Note 1)	12,970,102
Total net realized gain	628,813,175
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	(433,237,440)
Assets and liabilities in foreign currencies	(52,098)
Forward currency contracts	4,424,712
Total change in net unrealized depreciation	(428,864,826)
Net gain on investments	199,948,349
Net increase in net assets resulting from operations	$204,607,164

The accompanying notes are an integral part of these financial statements.

6	Sustainable Leaders Fund

Statement of changes in net assets

	Six months ended 12/31/24*	Year ended 6/30/24
Increase (decrease) in net assets
Operations
Net investment income	$4,658,815	$16,307,304
Net realized gain on investments and foreign currency transactions	628,813,175	182,888,807
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(428,864,826)	1,404,345,004
Net increase in net assets resulting from operations	204,607,164	1,603,541,115
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(28,125,645)	(9,062,990)
Class C	(7,654)	—
Class R	(4,116)	(489)
Class R6	(710,614)	(447,024)
Class Y	(2,990,507)	(1,393,452)
From capital gain on investments
Net realized long-term gain on investments
Class A	(479,193,914)	(141,675,448)
Class B	—	(336,853)
Class C	(3,560,692)	(1,169,152)
Class R	(134,267)	(43,426)
Class R6	(7,311,132)	(2,539,873)
Class Y	(34,259,557)	(9,799,635)
Increase (decrease) from capital share transactions (Note 4)	256,367,454	(286,603,169)
Total increase (decrease) in net assets	(95,323,480)	1,150,469,604
Net assets
Beginning of period	6,601,438,889	5,450,969,285
End of period	$6,506,115,409	$6,601,438,889
*Unaudited.

The accompanying notes are an integral part of these financial statements.

Sustainable Leaders Fund	7

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
December 31, 2024**	$129.24	.08	4.44	4.52	(.63)	(10.70)	(11.33)	$122.43	3.06*	$5,897,838	.43*	.06*	21*
June 30, 2024	101.80	.29	30.36	30.65	(.19)	(3.02)	(3.21)	129.24	30.89	5,989,514.87		.26	22
June 30, 2023	92.24	.33	16.64	16.97	(.01)	(7.40)	(7.41)	101.80	19.33	4,928,013.92		.34	25
June 30, 2022	128.40	.09	(21.77)	(21.68)	(.60)	(13.88)	(14.48)	92.24	(19.55)	4,442,688.99		.07	32
June 30, 2021	98.08	.23	38.43	38.66	(.33)	(8.01)	(8.34)	128.40	40.82	5,915,779	1.05	.20	24
June 30, 2020	92.99	.23	11.58	11.81	(.31)	(6.41)	(6.72)	98.08	13.30	4,535,812	1.03	.25	44
Class C
December 31, 2024**	$92.89	(.30)	3.32	3.02	(.02)	(10.70)	(10.72)	$85.19	2.67*	$31,470	.81*	(.32)*	21*
June 30, 2024	74.39	(.39)	21.91	21.52	—	(3.02)	(3.02)	92.89	29.91	32,819	1.62	(.49)	22
June 30, 2023	69.76	(.29)	12.33	12.04	(.01)	(7.40)	(7.41)	74.39	18.44	31,579	1.67	(.41)	25
June 30, 2022	100.59	(.62)	(16.33)	(16.95)	—	(13.88)	(13.88)	69.76	(20.15)	31,125	1.74	(.68)	32
June 30, 2021	78.62	(.51)	30.49	29.98	—	(8.01)	(8.01)	100.59	39.76	41,870	1.80	(.56)	24
June 30, 2020	76.05	(.38)	9.36	8.98	—	(6.41)	(6.41)	78.62	12.47	38,033	1.78	(.51)	44
Class R
December 31, 2024**	$121.52	(.08)	4.20	4.12	(.33)	(10.70)	(11.03)	$114.61	2.93*	$1,599	.56*	(.07)*	21*
June 30, 2024	95.99	.02	28.56	28.58	(.03)	(3.02)	(3.05)	121.52	30.56	1,705	1.12	.02	22
June 30, 2023	87.58	.09	15.73	15.82	(.01)	(7.40)	(7.41)	95.99	19.03	1,304	1.17	.10	25
June 30, 2022	122.36	(.28)	(20.57)	(20.85)	(.05)	(13.88)	(13.93)	87.58	(19.74)	1,020	1.24	(.22)	32
June 30, 2021	93.85	(.12)	36.77	36.65	(.13)	(8.01)	(8.14)	122.36	40.47	3,860	1.30	(.10)	24
June 30, 2020	89.28	(.01)	11.10	11.09	(.11)	(6.41)	(6.52)	93.85	13.01	8,167	1.28	(.02)	44
Class R6
December 31, 2024**	$145.86	.33	4.97	5.30	(1.04)	(10.70)	(11.74)	$139.42	3.23*	$101,736	.27*	.23*	21*
June 30, 2024	114.45	.74	34.22	34.96	(.53)	(3.02)	(3.55)	145.86	31.32	103,080.53		.59	22
June 30, 2023	102.50	.74	18.62	19.36	(.01)	(7.40)	(7.41)	114.45	19.74	98,187.58		.70	25
June 30, 2022	141.11	.54	(24.24)	(23.70)	(1.03)	(13.88)	(14.91)	102.50	(19.27)	81,611.65		.41	32
June 30, 2021	107.06	.69	42.06	42.75	(.69)	(8.01)	(8.70)	141.11	41.29	102,909.70		.55	24
June 30, 2020	100.88	.61	12.62	13.23	(.64)	(6.41)	(7.05)	107.06	13.71	74,725.66		.61	44
Class Y
December 31, 2024**	$145.20	.28	4.94	5.22	(.93)	(10.70)	(11.63)	$138.79	3.20*	$473,473	.31*	.19*	21*
June 30, 2024	113.95	.64	34.06	34.70	(.43)	(3.02)	(3.45)	145.20	31.21	469,390.62		.51	22
June 30, 2023	102.17	.63	18.56	19.19	(.01)	(7.40)	(7.41)	113.95	19.62	380,831.67		.60	25
June 30, 2022	140.72	.43	(24.18)	(23.75)	(.92)	(13.88)	(14.80)	102.17	(19.35)	324,486.74		.32	32
June 30, 2021	106.79	.58	41.95	42.53	(.59)	(8.01)	(8.60)	140.72	41.17	412,837.80		.46	24
June 30, 2020	100.64	.50	12.59	13.09	(.53)	(6.41)	(6.94)	106.79	13.59	265,816.78		.51	44
*	Not annualized.
**	Unaudited.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

The accompanying notes are an integral part of these financial statements.

8
Sustainable Leaders Fund

Notes to financial statements 12/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from July 1, 2024 through December 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
ESG	Environmental, social and/or corporate governance
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Templeton
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Sustainable Leaders Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified, open-end management investment company. The goal of the fund is to seek long-term capital appreciation. The fund invests mainly in common stocks of U.S. companies of any size, with a focus on companies that the fund’s investment manager believes exhibit a commitment to financially material sustainable business practices. The fund may also invest in non-U.S. companies. In evaluating investments for the fund, the fund’s investment manager views “financially material sustainable business practices” as business practices that the fund’s investment manager believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to ESG issues. The fund’s investment manager identifies relevant ESG issues on a sector-specific basis using an internally developed materiality map, which is informed by the industry-specific financial materiality framework of the Sustainability Accounting Standards Board (“SASB,” now incorporated in the International Financial Reporting Standards Foundation). As part of this analysis, the fund’s investment manager may utilize metrics and information such as emissions data, carbon intensity, sources of energy used for operations, water use and re-use, water generation and diversion from landfill, employee safety and diversity data, supplier audits, product safety, board composition, and incentive compensation structures. Stocks of companies that exhibit a commitment to financially material sustainable business practices are typically, but not always, considered to be growth stocks. Growth stocks are stocks of companies whose revenues, earnings, or cash flows are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. The fund’s investment manager may consider, among other factors, a company’s sustainable business practices (as described above), valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Under normal circumstances, the fund invests at least 80% of the value of its net assets in securities that meet the fund’s investment manager’s sustainability criteria. These criteria are based on a proprietary materiality map that is informed by the industry-specific financial materiality framework of SASB. In applying these criteria, the fund’s investment manager will assign each company a proprietary ESG rating ranging from 1 to 4 (1 indicating the highest (best) ESG rating and 4 indicating the lowest (worst) ESG rating). In order to meet the fund’s investment manager’s sustainability criteria for purposes of this investment policy, a company must be rated 2 or 1 by the fund’s investment manager. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. In selecting each investment, the fund’s investment manager focuses on companies that have a demonstrated commitment to sustainable business practices in areas that are relevant and material to their long-term financial returns and risk profiles. The fund’s investment manager believes that companies that have exhibited such a commitment also often demonstrate potential for strong financial growth. This commitment may be reflected through ESG policies, practices, or outcomes. The fund’s approach to sustainable investing incorporates fundamental research together with consideration of ESG factors. Environmental factors include, for example, a company’s carbon intensity and use of resources like water or minerals. Sustainability measures in this area might include plans to reduce waste, increase recycling, raise the proportion of energy supply from renewable sources, or improve product design to be less resource intensive. Social factors include, for example, labor practices and supply chain management. Sustainability measures in this area might include programs to improve employee well-being, commitment to workplace equality and diversity, or improved stewardship of supplier relationships and working conditions. Corporate governance factors include, for example, board composition and executive compensation. Sustainability measures in this area might include improvements in board independence or diversity, or alignment of management incentives with the company’s strategic sustainability objectives. The fund’s investment manager’s integrated approach combines analysis of the growing body of ESG data and deep fundamental analysis and looks for companies that demonstrate leadership, beyond compliance, on relevant sustainability issues. The characteristics that the fund’s investment manager may use when considering sustainability leadership include:

(1) Material. Focused on strategic, business-relevant issues.

(2) Proactive. Actions that go beyond basic requirements to create potential business benefit.

(3) Transparent. Reporting that is relevant, timely, and candid.

(4) Effective. Creating benefits both within the firm and beyond its corporate borders.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.

Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Sustainable Leaders Fund
9

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The

10
Sustainable Leaders Fund

fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $311,267 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $322,805 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings could be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds managed by an affiliate of Franklin Templeton are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion, which matures on January 30, 2026.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $3,571,735,955, resulting in gross unrealized appreciation and depreciation of $3,050,461,228 and $103,823,264, respectively, or net unrealized appreciation of $2,946,637,964.

As a result of several court cases, in certain countries across the European Union, the fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the fund, if any, reduce the amount of foreign taxes fund shareholders can use as tax deductions or credits on their income tax returns.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.710%	of the first $5 billion,
0.660%	of the next $5 billion,
0.610%	of the next $10 billion,
0.560%	of the next $10 billion,
0.510%	of the next $50 billion,
0.490%	of the next $50 billion,
0.480%	of the next $100 billion and
0.475%	of any excess thereafter.

In addition, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the fund’s average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month. The performance adjustment rate is equal to 0.03 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the S&P 500 Index each measured over the performance period. The maximum annualized performance adjustment rate is +/– 0.12%. The monthly base fee

Sustainable Leaders Fund
11

is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the thirty-six month performance period. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.234% of the fund’s average net assets, which included an effective base fee of 0.270% and a decrease of 0.036% ($2,438,536) based on performance.

Putnam Management has contractually agreed, through October 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective July 15, 2024, Franklin Advisers was retained by Putnam Management as a sub-advisor for the fund pursuant to a new sub-advisory agreement between Putnam Management and Franklin Advisers. Pursuant to the agreement, Franklin Advisers provides certain advisory and related services. Putnam Management pays a monthly fee to Franklin Advisers based on the costs of Franklin Advisers in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of FTIML, Putnam Management (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management had engaged the services of PIL, Putnam Management (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custodian fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$3,799,762
Class B	942
Class C	20,563
Class R	1,009
Class R6	25,885
Class Y	302,252
Total	$4,150,413

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $47,562 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $4,573, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors, or for periods prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Franklin Distributors Amount	Putnam Retail Management Amount	Totals
Class A	0.35%	0.25%	$6,327,365	$1,273,729	$7,601,094
Class B	1.00%	1.00%	3,696	3,800	7,496
Class C	1.00%	1.00%	136,658	27,868	164,526
Class R	1.00%	0.50%	3,324	712	4,036
Total			6,471,043	1,306,109	$7,777,152

For the period from August 2, 2024 through December 31, 2024, Franklin Distributors, acting as underwriter, received net commissions of $79,706 from the sale of class A shares and received $2 and $523 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. For the period July 1, 2024 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of $9,519 from the sale of class A shares and received $426 and $63 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is accessed on certain redemptions of class A shares. For the period from August 2, 2024 through December 31, 2024, Franklin Distributors, acting as underwriter, received no monies on class A redemptions. For the period from July 1, 2024 through August 1, 2024, Putnam Retail Management, acting as underwriter, received $14 on class A redemptions.

12
Sustainable Leaders Fund

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$1,337,691,055	$1,584,504,875
U.S. government securities (Long-term)	—	—
Total	$1,337,691,055	$1,584,504,875

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 12/31/24		YEAR ENDED 6/30/24
Class A	Shares	Amount	Shares	Amount
Shares sold	391,057	$50,837,526	569,806	$62,956,089
Shares issued in connection with reinvestment of distributions	3,719,331	479,310,178	1,377,620	142,500,991
	4,110,388	530,147,704	1,947,426	205,457,080
Shares repurchased	(2,284,410)	(299,628,536)	(4,009,986)	(444,967,827)
Net increase (decrease)	1,825,978	$230,519,168	(2,062,560)	$(239,510,747)
	SIX MONTHS ENDED 12/31/24 *		YEAR ENDED 6/30/24
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	201	$13,141
Shares issued in connection with reinvestment of distributions	—	—	5,303	335,283
	—	—	5,504	348,424
Shares repurchased	(62,689)	(4,880,660)	(117,112)	(7,907,461)
Net decrease	(62,689)	$(4,880,660)	(111,608)	$(7,559,037)
	SIX MONTHS ENDED 12/31/24		YEAR ENDED 6/30/24
Class C	Shares	Amount	Shares	Amount
Shares sold	20,364	$1,895,798	32,476	$2,595,690
Shares issued in connection with reinvestment of distributions	39,699	3,561,819	15,631	1,167,041
	60,063	5,457,617	48,107	3,762,731
Shares repurchased	(43,985)	(4,112,321)	(119,277)	(9,572,124)
Net increase (decrease)	16,078	$1,345,296	(71,170)	$(5,809,393)
	SIX MONTHS ENDED 12/31/24		YEAR ENDED 6/30/24
Class R	Shares	Amount	Shares	Amount
Shares sold	1,755	$216,866	2,937	$304,072
Shares issued in connection with reinvestment of distributions	1,147	138,383	449	43,705
	2,902	355,249	3,386	347,777
Shares repurchased	(2,984)	(365,197)	(2,936)	(302,147)
Net increase (decrease)	(82)	$(9,948)	450	$45,630
	SIX MONTHS ENDED 12/31/24		YEAR ENDED 6/30/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	48,507	$7,208,339	121,331	$15,861,940
Shares issued in connection with reinvestment of distributions	54,318	7,969,522	25,582	2,981,077
	102,825	15,177,861	146,913	18,843,017
Shares repurchased	(79,827)	(11,874,291)	(298,119)	(39,002,587)
Net increase (decrease)	22,998	$3,303,570	(151,206)	$(20,159,570)
	SIX MONTHS ENDED 12/31/24		YEAR ENDED 6/30/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	260,535	$38,488,250	584,146	$72,544,404
Shares issued in connection with reinvestment of distributions	251,555	36,742,079	95,243	11,053,878
	512,090	75,230,329	679,389	83,598,282
Shares repurchased	(333,211)	(49,140,301)	(788,978)	(97,208,334)
Net increase (decrease)	178,879	$26,090,028	(109,589)	$(13,610,052)

* Effective September 5, 2024, the fund has terminated its class B shares.

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13

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 6/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/24
Short-term investments
Putnam Short Term Investment Fund Class P *	$134,562,313	$670,344,670	$711,756,916	$3,160,131	$93,150,067
Total Short-term investments	$134,562,313	$670,344,670	$711,756,916	$3,160,131	$93,150,067
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Investing with a focus on companies that exhibit a commitment to sustainable business practices may result in the fund investing in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity, Putnam Management may make investment decisions based on information and data that is incomplete or inaccurate. Due to changes in the products or services of the companies and issuers in which the fund invests, the fund may temporarily hold securities that are inconsistent with its sustainable investment criteria.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Forward currency contracts (contract amount)	$533,000,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Foreign exchange contracts	Receivables	$11,879,207	Payables	$389,145
Total		$11,879,207		$389,145

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Total
Foreign exchange contracts	$12,970,102	$12,970,102
Total	$12,970,102	$12,970,102
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Total
Foreign exchange contracts	$4,424,712	$4,424,712
Total	$4,424,712	$4,424,712

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Sustainable Leaders Fund

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC
Assets:
Forward currency contracts #	$599,641	$77,878	$948,856	$3,725,105	$641,515
Total Assets	$599,641	$77,878	$948,856	$3,725,105	$641,515
Liabilities:
Forward currency contracts #	—	389,145	—	—	—
Total Liabilities	$—	$389,145	$—	$—	$—
Total Financial and Derivative Net Assets	$599,641	$(311,267)	$948,856	$3,725,105	$641,515
Total collateral received (pledged) †##	$551,572	$(311,267)	$763,830	$3,725,105	$580,000
Net amount	$48,069	$—	$185,026	$—	$61,515
Controlled collateral received (including TBA commitments) **	$551,572	$—	$763,830	$3,730,000	$580,000
Uncontrolled collateral received	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$(322,805)	$—	$—	$—

	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Forward currency contracts #	$4,211,048	$394,732	$1,280,432	$11,879,207
Total Assets	$4,211,048	$394,732	$1,280,432	$11,879,207
Liabilities:
Forward currency contracts #	—	—	—	389,145
Total Liabilities	$—	$—	$—	$389,145
Total Financial and Derivative Net Assets	$4,211,048	$394,732	$1,280,432	$11,490,062
Total collateral received (pledged) †##	$3,760,115	$261,000	$—
Net amount	$450,933	$133,732	$1,280,432
Controlled collateral received (including TBA commitments) **	$3,760,115	$261,000	$—	$9,646,517
Uncontrolled collateral received	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$(322,805)
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

Note 9: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

Sustainable Leaders Fund
15

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

16
Sustainable Leaders Fund

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Putnam Investment Management, LLC (“Putnam Management”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Putnam Management and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. At the September Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Putnam Management and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity. The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Putnam Management would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Putnam Management (each, a “Current Management Contract”); and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the sub-management contract between Putnam Management and PIL with respect to the fund (the “PIL Sub-Management Contract”). 1

The Trustees also considered that, prior to the Merger, counsel to Putnam Management and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

In addition, the Trustees considered that, in connection with their review of your fund’s Current Management Contract and the PIL Sub-Management Contract over the course of several months ending in June 2023, they had considered information regarding the nature, extent and quality of the services provided to the fund, the fund’s performance, the fund’s management fees and expense ratios, the profitability of Putnam Management and its affiliates in providing services to the fund, whether there had been economies of scale with respect to the management of the fund and other benefits received by Putnam Management and its affiliates as a result of their relationships with the fund. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the PIL Sub-Management Contract in connection with their consideration of the New FTIML Sub-Advisory Agreement.

The Trustees also considered information received as part of the review process ending in June 2024 in connection with their consideration of a new Sub-Advisory Agreement for your fund (the “Franklin Advisers Sub-Advisory Agreement”) between Putnam Management and Franklin Advisers, Inc., an affiliate of Putnam Management and FTIML, including updated information regarding the profitability of Putnam Management and its affiliates, potential economies of scale, other benefits received by Putnam Management and its affiliates as a result of their relationships with the funds, and the performance and expenses of the funds. The Trustees also considered other information received in connection with their review of the Franklin Advisers Sub-Advisory Agreement, including certain performance information for Franklin Templeton’s fixed income and investment solutions investment strategies and information regarding the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which included the financial results of FTIML.

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

Sustainable Leaders Fund
17

Board of Trustees’ Conclusions

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

18
Sustainable Leaders Fund

© 2024 Franklin Templeton. All rights reserved.	39051-SFSOI 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Sustainable Leaders Fund

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: February 26, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: February 26, 2025